Share based compensation (Narrative) (Details) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses incurred related to options granted | $	$ 221	$ 365
Unrecognized compensation costs related to options granted | $	$ 1,413	$ 1,413
Options exercisable, weighted average contractual life (in years)		1 year 7 months 2 days
Share Option Plan 2013 [Member] | $33.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares		141,928
Exercise price of options | $ / shares		$ 33.83
Expiration date		Jan. 31, 2027
Closing price to determine expiration date | $ / shares	$ 16.92	$ 16.92